Segment Information	12 Months Ended
Jun. 30, 2025
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 10 — SEGMENT INFORMATION

The Group follows FASB ASC Topic 280, Segment Reporting, which requires that companies disclose segment data based on how management makes decision about allocating resources to segments and evaluating their performance. Reportable operating segments include components of an entity about which separate financial information is available and which operating gain/(loss) and assets are regularly reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess each operating segment’s performance.

Based on the management’s assessment, the Group determined that it operates in three segments (i) corporate secretarial services, (ii) accounting services, and (iii) IP registration services. Further, the Group’s single measure of segment revenue as shown in the table below.

The Group evaluates the performance of each operating segment based on several factors of which the primary financial measures are operating segment profit or loss, as shown in the table below.

The Group generates substantially all of its revenues from clients in Hong Kong and Singapore.

The table below sets out a breakdown of our revenue and significant expenses by service segments for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2025		2024		2023
	US$	%	US$	%	US$	%

Corporate secretarial services	2,959,684	60.5	2,677,264	61.3	2,191,421	59.2
Accounting services	981,865	20.1	969,316	22.2	785,295	21.2
IP registration services	947,275	19.4	721,929	16.5	727,022	19.6
Total	4,888,824	100.0	4,368,509	100.0	3,703,738	100.0

The CODM regularly reviews net sales by segment and segment profit or loss. There are no significant expense categories or amounts regularly provided to the CODM and included in reported segment profit or loss. As such, no significant expense categories are disclosed in the table below. The CODM evaluates the performance of the Group’s segments based on “segment profit or loss,” which it defines as pre-tax income or loss before general corporate expense, interest (income) expense, net and certain separately disclosed unusual or infrequent items. “Segment profit or loss,” as defined by Group, may not be comparable to similarly titled measures used by other entities. This measure of performance should not be considered an alternative to net income or cash flows from operating activities as an indicator of Group’s performance or as a measure of liquidity.

Information for the Group’s revenue by geographical area for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2025		2024		2023
	US$	%	US$	%	US$	%
Hong Kong	3,941,550	80.6	3,647,946	83.5	2,976,716	80.4
Singapore	947,274	19.4	720,563	16.5	727,022	19.6
Total	4,888,824	100.0	4,368,509	100.0	3,703,738	100.0